Note 17 - Financial Instruments (Details 1) - CAD	Nov. 30, 2016	Nov. 30, 2015
Financial Liabilities
Convertible debt(iii)	CAD 1,494,764	CAD 1,518,429
Convertible debt(iii)	CAD 1,500,000	CAD 1,481,663